UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Emerging Markets Stock Index Fund	Shares	Market Value (000)
COMMON STOCKS (99.8%)
Argentina (0.6%)
Tenaris SA	841,855	$ 2,996
* Petrobas Energia Participaciones SA	2,698,360	2,663
* Telecom Argentina STET-France Telecom SA	1,307,085	2,444
Tenaris SA (Mexico)	450,275	1,598
Siderar SA Class A	276,367	1,285
* Transportadora de Gas Sur SA	892,055	749
Tenaris SA ADR	19,234	684
* BBVA Banco Frances SA	281,470	510
* Molinos Rio de la Plata SA	345,996	410
* Irsa Inversiones y Representaciones SA	485,272	326
* Petrobras Energia Participaciones SA ADR	31,000	307
Solvay Indupa S.A.I.C	365,938	292
Cresud SA	209,663	215

	14,479

Brazil (9.9%)
Petroleo Brasileiro SA Pfd.	1,251,189	32,289
Petroleo Brasileiro SA	912,162	25,941
Companhia Vale do Rio Doce Pfd. Class A	445,015	19,750
Cia Vale do Rio Doce (CVRD)	355,400	19,244
Banco Itau Holding Financeira SA Pfd.	168,919,094	15,743
Companhia de Bebidas das Americas Pfd.	70,647,880	14,689
Banco Bradesco SA	237,849	11,086
Tele Norte Leste Participacoes SA Pfd.	825,588,175	10,933
Empresa Brasileira de Aeronautica SA Pfd.	1,126,491	8,112
Companhia Siderurgica Nacional SA	462,884	6,743
Gerdau SA Pfd.	435,232	6,196
* Unibanco-Uniao de Bancos Brasileiros SA	132,692,868	5,821
Companhia Energetica de Minas Gerais Pfd.	294,643,323	5,404
Centrais Electricas Brasileiras SA	358,177,468	5,170
Aracruz Celulose SA Pfd. B Shares	1,458,823	5,042
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd. Class A	336,381	4,821
Brasil Telecom Participacoes SA Pfd.	712,302,850	4,280
Votorantim Celulose e Papel SA Pfd.	52,277,976	3,749
* Telesp Celular Participacoes SA Pfd.	1,346,816,492	3,625
Centrais Electricas Brasileiras SA Pfd. B Shares	214,519,176	2,940
Klabin SA	1,775,000	2,586
Souza Cruz SA	253,693	2,585
Tele Centro Oeste Celular Participacoes SA Pfd.	776,510,537	2,360
Tele Norte Leste Participacoes SA	182,109,585	2,243
* Caemi Mineracao e Metalurgia SA Pfd.	4,742,000	2,088
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	98,523,119	1,888
Sadia SA Pfd.	1,219,238	1,768
Embratel Participacoes SA Pfd.	667,470,918	1,761
Companhia Siderurgica de Tubarao	45,661,200	1,680
* Braskem SA Pfd. A Shares	77,589,400	1,582
Brasil Telecom Participacoes SA	185,841,938	1,343
Companhia de Saneamento Basico do Estado de Sao Paulo	28,565,100	1,336
Companhia Paranaense de Energia-COPEL	316,564,632	1,153
Telemig Celular Participacoes SA Pfd.	736,035,347	1,041
Tele Celular Sul Participacose SA Pfd.	694,538,500	904
Tele Nordeste Celular Participacoes SA Pfd.	738,326,742	851
* Celular CRT Participacoes SA	4,207,000	850
Companhia de Tecidos Norte de Minas Pfd.	10,613,668	838
Duratex SA Pfd.	19,764,256	523

	240,958

Chile (2.2%)
Empresas Copec SA	1,446,100	10,586
Empresas CMPC SA	329,766	6,497
* Enersis SA	40,843,670	4,866
Compania de Telecomunicaciones de Chile SA	1,649,100	4,700
Empresa Nacional de Electricidad SA	10,494,500	4,658
Banco Santander Chile SA	153,651,400	3,973
S.A.C.I. Falabella, SA	1,556,500	3,491
Empresa Nacional de Telecomunicaciones SA	282,900	1,652
Sociedad Quimica y Minera de Chile SA	399,200	1,601
Vina Concha y Toro SA	1,546,962	1,554
Cencosud SA	1,163,200	1,476
Colburn SA	12,752,500	1,214
Distribucion y Servicio D&S SA	1,152,500	1,176
Compania Acero del Pacifico SA (CAP)	271,000	1,093
Embotelladora Andina SA	537,923	1,089
Embotelladora Andina SA Pfd. Class B	566,710	1,042
Compania Cervecerias Unidas SA	209,530	873
Masisa SA	1,582,971	747
Parque Arauco SA	1,009,200	415
Empresas Almancenes Paris SA	546,400	400
Enersis SA ADR	17,500	104

	53,207

China (10.0%)
China Mobile (Hong Kong) Ltd.	15,689,500	45,561
PetroChina Co. Ltd.	50,493,400	25,085
CNOOC Ltd.	38,785,500	18,647
China Petroleum & Chemical Corp.	42,569,700	16,646
China Telecom Corp. Ltd.	41,898,000	13,966
* China Life Insurance Co., Ltd.	21,359,000	11,775
CITIC Pacific Ltd.	3,489,000	8,432
Huaneng Power International, Inc. H Share	9,820,000	7,869
* Ping An Insurance (Group) Co. of China Ltd.	4,000,000	5,103
Denway Motors Ltd.	13,355,000	5,008
Cosco Pacific Ltd.	3,470,000	4,938
China Merchants Holdings International Co. Ltd.	3,476,000	4,880
Aluminum Corp. of China Ltd.	7,883,000	4,118
Yanzhou Coal Mining Co. Ltd. H Share	3,288,000	3,984
China Resources Enterprise Ltd.	3,037,659	3,739
* Semiconductor Manufacturing International Corp.	17,666,000	3,714
Beijing Datang Power Generation Co. Ltd.	4,644,000	3,632
Zhejiang Expressway Co., Ltd.	4,716,000	3,477
Legend Group Ltd.	10,644,000	2,900
China Shipping Development Co.	4,120,000	2,720
* PICC Property and Casualty Co. Ltd.	7,508,000	2,695
Sinopec Shanghai Petrochemical Co. Ltd.	7,522,000	2,676
Shanghai Industrial Holding Ltd.	1,265,000	2,246
* China Shipping Container Lines Co. Ltd.	6,200,000	2,126
China Overseas Land & Investment Ltd.	10,214,000	2,017
Maanshan Iron and Steel Co. Ltd.	5,350,000	1,783
Brilliance China Automotive Holdings Ltd.	7,101,000	1,775
Zhejiang Southeast Electric Power Co., Ltd.	2,234,900	1,558
Sinotrans Ltd.	4,575,000	1,554
Weiqiao Textile Co. Ltd.	1,026,000	1,519
Jiangsu Expressway Co. Ltd. H Share	3,712,000	1,511
Huadian Power International Corp. Ltd.	4,694,000	1,429
The Guangshen Railway Co., Ltd.	4,746,000	1,384
Anhui Conch Cement Co. Ltd.	1,328,000	1,379
* China Southern Airlines Company Ltd.	3,832,000	1,314
Guangdong Electric Power Development Co., Ltd.	1,941,900	1,237
BYD Co. Ltd.	431,000	1,232
TCL International Holdings Ltd.	3,791,000	1,130
Sinopec Beijing Yanhua Petrochemical Co. Ltd.	3,086,000	1,128
Beijing Capital International Airport Co., Ltd.	3,404,000	1,113
China Travel International	6,178,000	1,109
Jiangxi Copper Co. Ltd.	2,244,000	1,079
Angang New Steel Co. Ltd.	2,674,000	1,063
* China Eastern Airlines Corp. Ltd.	5,218,000	1,057
Beijing Enterprises Holdings Ltd.	820,000	978
China Everbright Ltd.	2,334,000	965
Sinopec Yizheng Chemical Fibre Co., Ltd.	4,816,000	914
Tsingtao Brewery Co., Ltd.	1,012,000	902
COFCO International Ltd.	2,076,000	858
Fujian Zijin Mining Industry Co., Ltd.	2,632,000	827
Travelsky Technology Ltd.	1,084,000	764
Guangzhou Investment Co. Ltd.	8,484,000	707
Shenzhen Expressway Co. Ltd.	1,858,000	631
China Pharmaceutical Group Ltd.	2,236,000	609
AviChina Industry & Technology Co., Ltd.	4,874,000	562
Qingling Motors Co. Ltd. H Share	3,359,000	444
Shenzhen Investment Ltd.	3,545,000	432
China Resources Land	2,702,000	350
* Digital China Holdings Ltd.	1,136,100	290
China Travel International Warrants (Exp. 5/31/06)	1,319,200	38

	243,579

Czech Republic (0.8%)
Cesky Telecom a.s	502,283	6,006
Ceske Energeticke Zavody a.s	697,015	5,235
Komercni Banka a.s	49,408	5,040
Philip Morris CR a.s	2,402	1,394
* Unipetrol a.s	255,002	761

	18,436

Hungary (1.5%)
OTP Bank Rt	807,590	16,662
MOL Magyar Olaj-es Gazipari Rt	237,854	9,806
Magyar Tavkozlesi Rt	1,459,675	5,862
Richter Gedeon Rt	46,539	4,597

	36,927

India (6.0%)
Reliance Industries Ltd.	1,985,190	20,929
Infosys Technologies Ltd.	546,980	18,326
ICICI Bank Ltd.	1,485,740	8,548
Oil and Natural Gas Corp. Ltd.	547,100	8,450
Housing Development Finance Corp. Ltd.	563,280	6,985
Hindustan Lever Ltd.	2,410,180	6,039
Satyam Computer Services Ltd.	698,480	5,106
ITC Ltd.	226,710	5,058
Tata Motors Ltd.	521,044	4,755
Ranbaxy Laboratories Ltd.	224,180	4,550
HDFC Bank Ltd.	487,270	3,938
Gail India Ltd.	836,000	3,532
Larsen & Toubro Ltd.	159,000	3,517
Wipro Ltd.	281,440	3,318
Hindalco Industries Ltd.	119,500	2,837
Dr. Reddy's Laboratories Ltd.	156,950	2,571
Tata Iron and Steel Company Ltd.	296,160	2,503
Hero Honda Motors Ltd.	258,950	2,395
Grasim Industries Ltd.	110,170	2,330
Bharat Heavy Electricals Ltd.	177,360	2,083
Maruti Udyog Ltd.	224,600	2,056
Zee Telefilms Ltd.	611,150	1,851
Hindustan Petroleum Corporation Ltd.	259,700	1,778
Bajaj Auto Ltd.	96,620	1,713
State Bank of India	177,724	1,694
Mahanagar Telephone Nigam Ltd.	605,350	1,691
Bharat Petroleum Corp. Ltd.	192,380	1,433
* I-Flex Solutions Ltd.	125,200	1,430
Cipla Ltd.	248,250	1,333
Mahindra & Mahindra Ltd.	132,670	1,292
Sun Pharmaceutical Industries Ltd.	167,860	1,283
Gujarat Ambuja Cements Ltd.	207,970	1,247
Tata Power Company Ltd.	178,340	1,016
Nestle India Ltd.	78,580	884
GlaxoSmithKline Pharmaceuticals (India) Ltd.	65,500	847
Indian Petrochemicals Corp., Ltd.	220,500	836
Videsh Sanchar Nigam Ltd.	189,800	742
Bank of Baroda	199,650	700
Asian Paints (India) Ltd.	100,775	694
Tata Tea Ltd.	75,000	679
ABB (India) Ltd.	36,570	559
Associated Cement Companies Ltd.	100,900	521
Moser Baer India Ltd.	124,000	506
Ashok Leyland Ltd.	1,095,800	493
Indian Hotels Co. Ltd.	60,970	470
Castrol (India) Ltd.	102,280	375
Colgate-Palmolive (India) Ltd.	112,100	355
Punjab Tractors Ltd.	71,920	291
* Britannia Industries Ltd.	19,800	267

	146,806

Indonesia (2.0%)
* PT Telekomunikasi Indonesia Tbk	16,359,484	13,879
PT Hanjaya Mandala Sampoerna Tbk	9,520,100	5,680
PT Astra International Tbk	7,119,400	4,325
PT Indonesian Satellite Corporation Tbk	7,604,500	3,434
PT Bank Central Asia Tbk	16,060,760	3,296
PT Bank Rakyat Indonesia Tbk	15,055,500	2,843
PT Gudang Garam Tbk	1,636,600	2,553
PT Bank Mandiri Tbk	18,310,700	2,506
PT Bumi Resources Tbk	36,485,000	2,297
PT Bank Danamon Tbk	4,841,700	1,696
PT Indofood Sukses Makmur Tbk	14,081,452	1,079
PT Ramayana Lestari Sentosa Tbk	1,659,460	781
PT Perusahaan Gas Negara Tbk	5,048,000	663
PT Bank Indonesia Tbk	21,978,724	662
* PT United Tractors Tbk	4,261,500	571
PT Kalbe Farma Tbk	12,934,696	559
PT Semen Gresik Tbk	491,732	441
* PT Indocement Tunggal Prakarsa Tbk (Local)	2,519,500	441
PT Tempo Scan Pacific Tbk	524,956	376
PT Astra Agro Lestari Tbk	1,496,680	365
PT Aneka Tambang Tbk	2,346,815	315
PT Matahari Putra Prima Tbk	3,813,816	230
* PT Lippo Bank (Local) Tbk	3,403,000	196

	49,188

Israel (4.7%)
Teva Pharmaceutical Industries Ltd.	1,853,980	54,244
* Check Point Software Technologies Ltd.	597,090	11,876
Bank Hapoalim Ltd.	2,552,863	6,960
Bank Leumi Le-Israel	1,969,809	3,930
Israel Chemicals Ltd.	1,647,067	3,170
* Bezeq Israeli Telecommunication Corp., Ltd.	2,823,090	2,875
Makhteshim-Agan Industries Ltd.	591,346	2,523
IDB Development Corp. Ltd.	79,452	1,948
* Orbotech Ltd.	102,075	1,737
* M-Systems Flash Disk Pioneers Ltd.	105,625	1,468
* Given Imaging Ltd.	42,031	1,447
* Partner Communications Co. Ltd.	194,700	1,405
* Koor Industries Ltd.	34,456	1,384
* Israel Discount Bank Ltd.	1,223,236	1,378
* Alvarion Ltd.	110,579	1,348
Elbit Systems Ltd.	63,304	1,332
* Retalix Ltd.	69,800	1,321
Discount Investment Corp. Ltd.	53,133	1,296
* Lipman Electronic Engineering Ltd.	51,200	1,229
United Mizrahi Bank Ltd.	347,396	1,228
* ECI Telecom Ltd.	162,465	1,010
* NICE Systems Ltd.	44,800	971
Migdal Insurance Holdings Ltd.	721,928	963
Clal Industries Ltd.	205,666	932
* Audiocodes Ltd.	83,000	880
The Israel Corp. Ltd.-ILS 1 Par	4,751	876
Elite Industries Ltd. -ILS 1 Par	80,129	766
* Radware Ltd.	41,983	751
Clal Insurance Enterprises Holdings Ltd.	45,097	744
Super Sol Ltd.	299,987	715
Osem Investment Ltd.	59,000	564
* Matav-Cable Systems Media Ltd.	37,975	348
Blue Square-Israel Ltd.	29,420	298

	113,917

Mexico (7.0%)
America Movil SA de CV Series L	16,659,298	29,775
Telefonos de Mexico SA Series L	16,271,559	25,233
Cemex SA CPO	3,825,475	21,621
Wal-Mart de Mexico SA	5,666,132	17,256
Grupo Televisa SA CPO	6,777,022	15,853
America Movil SA de CV Series A	5,555,377	9,880
Fomento Economico Mexicano UBD	2,022,354	8,877
Telefonos de Mexico SA Series A	5,555,377	8,615
Kimberly Clark de Mexico SA de CV Series A	1,605,232	4,318
Grupo Modelo SA	1,703,981	4,217
Grupo Carso SA de CV Series A1	815,996	3,353
* Grupo Mexico SA de CV	830,119	2,785
Alfa SA de CV Series A	744,531	2,471
Grupo Financerio Banorte SA de CV	614,900	2,262
TV Azteca SA CPO	3,939,000	2,147
Grupo Bimbo SA	900,409	1,913
Coca-Cola Femsa SA de CV	885,122	1,811
* Corporacion Interamericana de Entretenimiento SA de CV	826,593	1,666
* Corporacion GEO SA de CV	1,103,600	1,507
Grupo Aeroportuario del Sureste SA de CV	708,400	1,507
* Consorcio ARA SA de CV	452,800	1,230
Controladora Comercial Mexicana SA de CV (Units)	1,067,071	1,084
Industrias Penoles SA Series CP	254,239	947
Grupo Continental SA	497,622	785
Vitro SA	565,560	525

	171,638

Peru (0.6%)
Compania de Minas Buenaventura S.A.u	291,333	6,339
Credicorp Ltd.	193,025	2,471
Southern Peru Copper Corp.	46,950	1,855
Minsur SA	656,715	1,594
Edegel SA	1,739,102	722
Union de Cervecerias Backus y Johnston SAA	1,835,832	580
Luz del Sur SAA	351,123	436
Compania de Minas Buenaventura SAA ADR	12,400	267

	14,264

Phillipines (0.6%)
* Philippine Long Distance Telephone Co.	134,696	3,008
Bank of Philippine Islands	2,508,220	1,882
Globe Telecom, Inc.	101,000	1,543
Ayala Corp.	14,461,080	1,447
Ayala Land, Inc.	13,862,671	1,387
San Miguel Corp. Class B	956,013	1,213
SM Prime Holdings, Inc.	9,848,320	1,056
Metropolitan Bank & Trust Co.	1,791,085	848
* Equitable PCI Bank, Inc.	738,000	534
* Manila Electric Co.	954,393	401
Jollibee Foods Corp.	886,200	388
ABS-CBN Broadcasting Corp.	870,200	319
Petron Corp.	5,807,146	290
* Filinvest Land, Inc.	12,859,518	230
* Megaworld Corp.	10,263,000	205
* First Philippine Holdings Construction	415,000	183

	14,934

Poland (1.6%)
Telekomunikacja Polska SA	2,199,408	8,789
Polski Koncern Naftowy SA	998,534	8,172
Bank Polska Kasa Opieki Grupa Pekao SA	221,897	6,917
Bank Przemyslowo Handlowy PBK SA	28,809	3,165
* KGHM Polska Miedz SA	367,619	2,898
Bank Zachodni WBK SA	63,100	1,386
* Prokom Software SA	29,978	1,338
* Agora SA	78,716	1,036
Grupa Kety SA	24,900	978
* Bank Rozwoju Eksportu SA	32,025	884
Frantschach Swiecei SA	41,634	732
Orbis SA	82,950	572
* Computerland SA	16,754	529
Debica SA	12,800	453
* Budimex SA	33,300	411
* Echo Investment SA	14,600	335
Polska Grupa Farmaceutyczna	14,800	240
* Przedsiebiorstwo Farmaceutyczne JELFA SA	11,291	202
* Softbank SA	38,790	192

	39,229

South Africa (16.4%)
Anglo American PLC	4,471,969	95,040
Sasol Ltd.	1,814,173	30,031
Standard Bank Group Ltd.	4,215,774	28,856
Old Mutual PLC	12,130,352	23,012
MTN Group Ltd.	4,225,678	18,137
Impala Platinum Holdings Ltd.	201,529	15,945
FirstRand Ltd.	9,637,824	15,439
Anglogold Ltd.	422,764	13,936
Gold Fields Ltd.	1,251,404	12,900
Sanlam Ltd.	8,524,990	11,902
Sappi Ltd.	689,875	9,803
Harmony Gold Mining Co., Ltd.	820,400	9,032
Anglo American Platinum Corp.	205,674	7,876
Tiger Brands Ltd.	545,090	7,653
Barloworld Ltd.	672,115	7,358
Bidvest Group Ltd.	824,672	7,224
Telkom South Africa Ltd.	541,200	6,930
Imperial Holdings Ltd.	600,594	6,674
Naspers Ltd.	893,060	6,412
Nedcor Ltd.	633,259	6,037
Nampak Ltd.	1,895,033	4,203
Iscor Ltd.	649,965	3,920
Liberty Group Ltd.	462,906	3,789
Steinhoff International Holdings Ltd.	2,831,300	3,637
JD Group Ltd.	499,272	3,532
Woolworths Holdings Ltd.	2,803,346	3,422
AVI Ltd	1,088,100	3,299
Massmart Holdings Ltd.	576,800	2,973
African Bank Investments Ltd.	1,472,807	2,726
Network Healthcare Holdings Ltd.	3,766,200	2,704
Edgars Consolidated Stores Ltd.	103,300	2,627
Truworths International Ltd.	1,533,897	2,509
Foschini Ltd.	690,710	2,480
* Metro Cash & Carry Ltd.	5,513,415	2,199
Pick'n Pay Stores Ltd.	734,382	2,138
Reunert Ltd.	541,600	2,096
Investec Ltd.	109,854	2,031
Metropolitan Holdings Ltd.	1,708,425	2,031
Murray & Roberts Holdings Ltd.	981,800	1,972
Shoprite Holdings Ltd.	1,294,357	1,945
Alexander Forbes Ltd.	989,100	1,657
Aveng Ltd.	1,100,500	1,299
Tongaat-Hulett Group Ltd.	158,545	1,106

	400,492

South Korea (18.4%)
Samsung Electronics Co., Ltd.	401,930	143,313
* Kookmin Bank	921,659	25,337
POSCO	164,700	22,462
Hyundai Motor Co. Ltd.	467,760	17,359
Samsung Electronics Co., Ltd. Pfd.	68,010	16,748
SK Telecom Co., Ltd.	96,510	13,121
Korea Electric Power Corp.	778,180	13,075
KT Corp.	371,060	11,803
LG Electronics Inc.	276,511	11,514
SK Corp.	271,480	10,980
Samsung SDI Co. Ltd.	106,420	9,964
Shinhan Financial Group Ltd.	656,110	9,565
POSCO ADR	207,000	7,510
Shinsegae Co., Ltd.	31,814	7,413
Hana Bank	381,028	7,233
Hyundai Mobis	168,780	7,100
KT & G Corp.	291,580	7,006
Samsung Fire & Marine Insurance Co.	112,230	6,276
S-Oil Corp.	136,730	6,033
Samsung Corp.	451,490	4,845
LG Chem Ltd.	136,802	4,556
* Samsung Electro-Mechanics Co.	183,910	4,427
Kia Motors	483,190	3,760
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	294,400	3,461
Kangwon Land Inc.	321,308	3,352
NHN Corp.	36,204	3,000
Hyundai Heavy Industries Co., Inc.	137,030	2,865
* NCsoft Corp.	37,345	2,730
Samsung Securities Co. Ltd.	162,860	2,548
Hyundai Motor Co.	113,470	2,542
Samsung Electronics Co., Ltd. GDR	14,000	2,496
Amorepacific Corporation	13,970	2,485
CJ Corp.	50,270	2,459
Samsung Heavy Industries Co. Ltd.	524,380	2,403
Hankook Tire Co. Ltd.	289,160	2,178
Daelim Industrial Co.	76,620	2,149
Hanjin Shipping Co., Ltd.	139,420	2,003
* Korea Exchange Bank	373,030	1,990
Daegu Bank	365,530	1,938
Nong Shim Co. Ltd.	9,434	1,859
Pusan Bank	339,810	1,848
Hite Brewery Co., Ltd.	26,390	1,771
LG Petrochemical Co., Ltd.	82,190	1,725
Hyundai Development Co.	181,030	1,649
LG Engineering & Construction Co., Ltd.	106,740	1,643
* LG Investment & Securities Co. Ltd.	298,460	1,641
Cheil Industrial, Inc.	137,470	1,610
S1 Corp.	61,770	1,532
Honam Petrochemical Corp.	42,680	1,529
Kumkang Korea Chemical Co., Ltd.	15,630	1,483
Daishin Securities Co.	122,950	1,393
Cheil Communications Inc.	10,560	1,345
* Korean Air Co. Ltd.	109,788	1,338
* Daewoo Heavy Industries & Machinery Ltd.	182,040	1,287
Daewoo Engineering & Construction Co., Ltd.	409,470	1,273
LG Electronics Inc.	51,800	1,251
* Hyundai Securities Co.	372,719	1,216
Hyundai Department Store Co., Ltd.	44,508	1,123
Hanwha Chemical Corp.	171,610	1,086
Yuhan Corp.	18,831	1,051
* Daum Communications Corp.	34,194	959
Dae Duck Electronics Co.	121,583	863
LG Cable Ltd.	55,940	851
LG Household & Health Care Ltd.	32,432	789
* Daewoo Securities Co., Ltd.	292,630	771
Samsung Fine Chemicals Co., Ltd.	50,230	640
Poongsan Corp.	70,500	599
Hyosung Corp.	68,593	559
* Shinhan Good Morning Securities Co., Ltd.	184,338	444

	449,127

Taiwan (12.5%)
Taiwan Semiconductor Manufacturing Co., Ltd.	29,612,495	37,375
* United Microelectronics Corp.	27,635,897	17,643
Cathay Financial Holding Co.	7,926,980	13,060
Hon Hai Precision Industry Co., Ltd.	3,531,118	12,726
Nan Ya Plastic Corp.	8,778,070	11,725
China Steel Corp.	12,522,537	10,795
Mega Financial Holding Co. Ltd.	16,075,224	10,026
Formosa Plastic Corp.	6,464,744	8,977
Chinatrust Financial Holding	7,941,332	8,107
AU Optronics Corp.	6,699,525	7,805
China Development Financial Holding Corp.	16,260,684	7,511
Asustek Computer Inc.	3,311,175	7,306
MediaTek Incorporation	1,104,265	6,368
Formosa Chemicals & Fibre Corp.	3,912,433	5,732
Fubon Financial Holding Co., Ltd.	6,689,100	5,510
Chunghwa Telecom Co., Ltd.	3,311,000	5,211
Quanta Computer Inc.	2,975,097	4,814
* Compal Electronics Inc.	4,654,710	4,642
* First Financial Holding Co., Ltd.	6,836,000	4,525
Acer Inc.	3,500,585	4,490
* Chi Mei Optoelectronics Corp.	3,029,000	4,064
* Taishin Financial Holdings	4,799,000	3,671
BENQ Corp.	3,332,564	3,588
Taiwan Cellular Corp.	3,886,360	3,499
* Hau Nan Financial Holdings Co., Ltd.	4,567,532	3,494
* Advanced Semiconductor Engineering Inc.	4,699,530	3,208
* Chang Hwa Commercial Bank	6,258,094	3,130
* Lite-On Technology Corp.	3,206,909	3,095
* Macronix International Co., Ltd.	8,871,700	2,767
* SinoPac Holdings	5,588,491	2,762
* Chunghwa Picture Tubes, Ltd.	6,189,229	2,750
* Winbond Electronics Corp.	6,381,000	2,628
* Tatung Co., Ltd.	6,245,000	2,462
Delta Electronics Inc.	1,806,185	2,227
* Quanta Display Inc.	3,991,000	2,149
CMC Magnetics Corp.	4,713,700	2,059
Uni-President Enterprises Co.	4,643,590	2,049
Shin Kong Financial Holdings Co.	3,160,376	2,018
Pou Chen Corp.	2,225,542	1,984
International Bank of Taipei	3,118,651	1,945
Far Eastern Textile Ltd.	3,493,627	1,860
* Siliconware Precision Industries Co.	2,772,300	1,835
* Walsin Lihwa Corp.	4,317,000	1,778
President Chain Store Corp.	1,021,562	1,743
* Yageo Corp.	4,123,520	1,704
Yang Ming Marine Transport	1,810,000	1,507
* Synnex Technology International Corp.	978,880	1,483
* Ritek Corp.	3,784,500	1,475
Fu Sheng Industrial Co., Ltd.	911,200	1,407
* E.Sun Financial Holding Co., Ltd.	2,415,000	1,407
Cheng Shin Rubber Industry Co., Ltd.	1,083,693	1,381
Yulon Motor Co., Ltd.	1,503,255	1,327
Inventec Co., Ltd.	2,498,821	1,250
Via Technologies Inc.	1,720,046	1,235
China Motor Co., Ltd.	1,071,826	1,201
Gigabyte Technology Co., Ltd.	874,400	1,119
Taiwan Cement Corp.	2,462,701	1,083
Asia Cement Corp.	2,012,000	1,054
Realtek Semiconductor Corp.	1,059,423	1,010
Evergreen Marine Corp.	1,367,344	1,006
* Largan Precision Co., Ltd.	143,400	958
Ya Hsin Industrial Co., Ltd.	796,000	951
Zyxel Communications Corp.	486,000	937
Optimax Technology Corp.	438,426	929
Advantech Co., Ltd.	462,199	904
D-Link Corp.	866,740	895
Teco Electric & Machinery Co., Ltd	3,019,000	888
Wan Hai Lines Ltd.	1,053,684	883
Yieh Phui Enterprise	1,397,000	859
Taiwan Glass Industrial Corp.	1,060,549	842
Cathay Construction Corp.	1,594,779	793
Oriental Union Chemical Corp.	827,908	775
Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,721,520	760
Asia Optical Co., Inc.	158,524	714
Micro-Star International Co., Ltd.	864,541	712
Kinpo Electronics, Inc.	1,756,745	708
Premier Image Technology Corp.	725,025	651
* Polaris Securities Co., Ltd.	1,462,000	645
EVA Airways Corp.	1,729,099	641
Nien Made Enterprise Co., Ltd.	437,760	639
Formosa Taffeta Co., Ltd.	1,650,899	639
Taiwan Styrene Monomer Corp.	871,800	636
Phoenixtec Power Co., Ltd.	695,430	634
China Airlines	1,252,932	627
Nien Hsing Textile Co. Ltd.	724,000	550
* Systex Corp.	1,463,620	540
* Prodisc Technology Inc.	1,005,730	521
Giant Manufacturing Co., Ltd.	411,270	511
Sampo Corp.	1,911,000	506
* Compeq Manufacturing Co., Ltd.	1,521,750	492
* Accton Technology Corp.	1,103,116	490
Taiwan Secom Corp., Ltd.	501,248	460
* Arima Computer Corp.	1,517,100	446
Shihlin Electric & Engineering Corp.	788,000	436
Eternal Chemical Co., Ltd.	727,100	411
Continental Engineering Corp.	912,256	400
* Wus Printed Circuit Co., Ltd.	738,000	369
* BES Engineering Corp.	2,349,468	339
* Picvue Electronics, Ltd.	1,324,150	335
* Elitegroup Computer Systerm Co., Ltd.	670,900	259

	303,447

Thailand (3.1%)
PTT Public Co., Ltd. (Foreign)	2,691,500	9,966
Advanced Information Services Co. Ltd. (Foreign)	2,876,840	6,684
* Bangkok Bank PLC (Foreign)	2,896,134	6,659
PTT Exploration & Production PLC (Foreign)	852,836	5,944
Siam Cement PLC (Foreign)	947,140	5,593
* Kasikornbank Public Co. Ltd. (Foreign)	4,137,300	4,756
Shin Corp. Public Co. Ltd. (Foreign)	3,363,800	3,032
Siam Cement PLC (Local)	409,290	2,338
Thai Airways International Public Co. Ltd. (Foreign)	1,639,000	2,082
Krung Thai Bank Public Co. Ltd.	9,405,300	1,992
* Airports of Thailand Public Co. Ltd.	1,408,200	1,755
Land and Houses Public Co. Ltd.	7,111,700	1,669
* Bangkok Bank PLC (Local)	712,300	1,586
Siam Commercial Bank PLC (Foreign)	1,366,091	1,488
Banpu PLC (Foreign)	398,600	1,379
BEC World Public Co. Ltd. (Foreign)	2,848,430	1,220
* Sahaviriya Steel Industries (Foreign)	1,781,900	1,186
Siam City Cement PLC (Foreign)	215,606	1,096
Siam Commercial Bank Cvt. Pfd.	910,644	1,014
Ratchaburi Electricity Generating Holding Public Co. Ltd. (Foreign)	952,000	922
Hana Microelectronics Public Co. Ltd. (Foreign)	1,833,000	892
* Thai Olefins Public Co. Ltd.	650,600	882
TISCO Finance PCL (Foreign)	1,376,900	850
Italian-Thai Development Public Co. Ltd. (Foreign)	3,675,500	818
National Finance & Securities PLC (Foreign)	2,241,130	743
Land and Houses Public Co. Ltd.	3,165,100	689
Bangkok Expressway PLC (Foreign)	1,181,800	684
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	7,812,212	673
* Bangkok Bank Public Co. Ltd.	291,200	648
National Petrochemical PLC (Foreign)	236,316	629
Delta Electronics (Thailand) Public Co. Ltd. (Foreign)	1,056,950	506
* True Corp. PCL (Foreign)	3,852,100	499
Kiatnakin Finance Public Co. Ltd. (Foreign)	593,100	463
Thai Union Frozen Products Public Co., Ltd. (Foreign)	868,500	462
C.P. 7-Eleven Public Co. Ltd.	309,200	462
Electricity Generating Public Co. Ltd. (Local)	193,600	342
Kim Eng Securities Thailand Public Co. Ltd.	378,400	325
Sino Thai Engineering & Construction Public Co. Ltd.	1,311,800	297
GMM Grammy Public Co. Ltd. (Foreign)	712,800	276
Siam Makro Public Co. (Foreign)	223,900	266
* ITV Public Co., Ltd. (Foreign)	711,100	246
Siam Cement PLC Non-Voting Depositary Receipts	42,200	241
* United Broadcasting Corp. PLC (Foreign)	505,296	207
* Kasikornbank Public Co., Ltd.	99,700	113
Electricity Generating PLC (Foreign)	59,348	105
Banpu Public Co., Ltd. Non-Voting Depositary Receipts	19,600	66
Electricity Generating PCL Non-Voting Depositary Receipts	30,600	54
* Kasikornbank Public Co., Ltd. Non-Voting Depositary Receipts	38,600	44
Land and Houses Public Co. Ltd. Non-Voting Depositary Receipts	199,000	43
Thai Union Frozen Products Public Co., Ltd. Non-Voting Depositary Receipts	80,800	42

	74,928

Turkey (1.9%)
Akbank T.A.S	1,657,568,473	6,837
Turkiye Is Bankasi A.S. C Shares	1,334,439,662	5,140
* Turkiye Garanti Bankasi A.S	957,820,771	2,971
* Yapi ve Kredi Bankasi A.S	1,077,268,798	2,883
Turkcell Iletisim Hizmetleri A.S	662,159,076	2,709
KOC Holding A.S	503,927,363	2,594
Anadolu Efes Biracilik ve Malt Sanayii A.S	181,360,436	2,498
Haci Omer Sabanci Holding A.S	746,388,058	2,366
Eregli Demir ve Celik Fabrikalari A.S	730,348,039	2,266
Tupras-Turkiye Petrol Rafinerileri A.S	278,600,116	2,032
* Dogan Sirketler Grubu Holding A.S	909,035,500	1,469
Ford Otomotiv Sanayi A.S	190,383,740	1,441
* Arcelik A.S	264,592,080	1,416
* Dogan Yayin Holding A.S	356,214,654	1,214
Migros Turk A.S	221,186,985	1,184
Turk Sise ve Cam Fabrikalari A.S	451,609,250	954
Hurriyet Azteccilik ve Matbaacillik A.S	479,265,939	874
* Vestel Elektronik Sanayi ve Ticaret A.S	257,550,507	856
* Tofas Turk Otomobil Fabrikasi A.S	353,583,256	741
Trakya Cam Sanayii A.S	269,651,624	662
Aksigorta A.S	154,038,251	441
* Alarko Holdings A.S	16,775,852	357
Cimsa Cemento Sanayi ve Ticaret A.S	171,021,588	335
Aygaz A.S	144,218,759	312
* Tansas Perakende Magazacilik Ticaret A.S	351,819,696	307
* Is Gayrimenkul Yatirim Ortakligi A.S	259,743,075	276
* Aksa Akrilik Kimya Sanayii A.S	33,489,472	269
Akcansa Cimento A.S	99,581,107	226
* Ak Enerji Elektrik Uretimi Otoproduktor Gruba A.S	40,724,843	186
* Adana Cimento Sanayii T.A.S	45,612,370	146
* Nortel Networks Netas Telekomunikasyon A.S	6,657,324	125

	46,087

TOTAL COMMON STOCKS
(Cost $2,244,092)	2,431,643

TEMPORARY CASH INVESTMENTS (0.2%)

Vanguard Market Liquidity Fund, 1.33%**	3,429,000	3,429
Face
Amount
	(000)

Federal National Mortgage Assn
(1) 1.58%, 10/27/2004	$ 1,000	996

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,425)	4,425

TOTAL INVESTMENTS (100.0%)
(Cost $2,248,517)	2,436,068

OTHER ASSETS AND LIABILITIES-NET (0.0%)	(875)

NET ASSETS (100%)	$ 2,435,193

 *Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) Security segregated in connection with open swap contracts.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.
ILS — Israeli Shekel.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $2,248,600,0000. Net unrealized appreciation of investment securities for tax purposes was $187,468,000, consisting of unrealized gains of $399,280,000 on securities that had risen in value ince their purchase and $211,812,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the funds’ target index. The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund’s equity investment in South Korea to 18.6%. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively of net assets.

At July 31, 2004, the Emerging Markets Stock Index Fund had the following open swap contracts with Morgan Stanley & Co. International Limited as counterparty:

Country/Referenced Stock	Termination Date	Notional Amount (000)	Floating Interest Rate*	Market Value (000)	Unrealized Appreciation (Depreciation) (000)
South Korea
KT Corp.	10/13/2004	$1,353	(.039)%	$1,336	$(17)
SK Telecom Co., Ltd.	10/13/2004	3,735	(0.39)	3,263	(472)

	(489)

* Based on one-month London Inter-Bank Offer-Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. At July 31, 2004, the spread was less than LIBOR resulting in net interest paid by the fund at the rate shown above.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS]

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.